Commitments and Contingencies (Minimum Lease Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leased Assets [Line Items]
2015	$ 40,924
2016	44,264
2017	17,218
2018	15,325
2019	13,492
Thereafter	388,213
Lease obligations	519,436
Selling, General and Administrative Expenses
Operating Leased Assets [Line Items]
Lease expense during the period	$ 29,000	$ 29,400	$ 23,800